TRADE RECEIVABLES AND OTHER - Aging of Total Trade Receivables - Net (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Trade receivables [line items]
Trade receivables	€ 921	€ 603
Not past due
Trade receivables [line items]
Trade receivables	878	596
1 – 30 days past due
Trade receivables [line items]
Trade receivables	30	6
31 – 60 days past due
Trade receivables [line items]
Trade receivables	13	1
61 – 90 days past due
Trade receivables [line items]
Trade receivables	0	0
Greater than 90 days past due
Trade receivables [line items]
Trade receivables	€ 0	€ 0